Average Annual Total Returns	12 Months Ended	60 Months Ended	114 Months Ended		117 Months Ended				118 Months Ended		120 Months Ended	342 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.74%	[1]			14.69%	[2]	15.12%	[3]	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	10.39%	[1]			10.81%	[2]			9.57%
Lipper Small-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	3.10%	11.22%	[1]			11.58%	[2]			10.49%
MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%			11.90%	[4]
Lipper Global Multi-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	19.91%	9.17%			10.35%	[4]
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%							11.22%	[3]
Lipper Multi-Cap Value Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	11.68%							10.84%	[3]
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%							11.40%	[5]
Lipper Small-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	7.93%							10.46%	[5]
T. Rowe Price Integrated Global Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	22.57%	12.15%			12.26%
Performance Inception Date					Apr. 15, 2016
T. Rowe Price Integrated Global Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.48%	10.59%			11.27%
T. Rowe Price Integrated Global Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.88%	9.25%			9.90%
T. Rowe Price Integrated Global Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	22.84%	12.33%			12.42%
Performance Inception Date					Apr. 15, 2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.62%	13.08%							11.56%
Performance Inception Date									Feb. 26, 2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.36%	11.58%							10.34%
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.57%	10.23%							9.27%
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	13.29%							11.77%
Performance Inception Date									Feb. 26, 2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.33%	12.79%							11.27%
Performance Inception Date									Feb. 26, 2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.74%	11.06%							12.48%
Performance Inception Date									Feb. 26, 2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.44%	10.11%							11.83%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.76%	8.62%							10.27%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	11.27%							12.67%
Performance Inception Date									Feb. 26, 2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.42%	10.76%							12.16%
Performance Inception Date									Feb. 26, 2016
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	5.41%									10.48%
Performance Inception Date												Jun. 30, 1997
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.60%	3.77%									9.32%
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	4.01%									8.47%
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	5.56%					11.50%
Performance Inception Date							Mar. 23, 2016
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class.
Prospectus [Line Items]
Average Annual Return, Percent	9.87%	5.12%	10.67%
Performance Inception Date			Jul. 05, 2016

[1]	Return since 7/05/16.
[2]	Return since 3/23/16.
[3]	Return since 2/26/16.
[4]	Return since 4/15/16.
[5]	Return since 2/26/16.